Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events
33	Subsequent events

(A)  On January 22, 2025, the Company entered into a contract with AON Premium Finance LLC to refinance its D&O insurance, totaling $1,069,500, with Allied World Insurance Company, Axis Insurance Company, National Union Fire Insurance Company, XL Specialty Insurance Company, and Berkshire Hathaway Specialty. The Company is required to make a 40% cash down payment, with the remaining balance to be paid in four equal monthly installments at an interest rate of 8.25% per annum, commencing on January 28, 2025.

(B) The Company had received multiple notices from the staff of The Nasdaq Stock Market LLC (“Nasdaq”) regarding non-compliance with the Nasdaq Listing Rule 5450(b)(2)(C) (“MVPHS Rule”), as its publicly held shares failed to meet the minimum market value requirement of $15,000,000. On February 10, 2025, the Nasdaq Hearing Panel granted the Company’s request for continued listing in the exchange and granted an extension until March 31 2025 subject to following requirements (i) the Company shall apply for transfer to The Nasdaq Capital Market on or before February 19, 2025 (ii) The Company shall demonstrate compliance with the listing rule 5550(b)(1) which requires the Stockholder’s equity to be at least $2.5 million on or before March 31, 2025 (iii) The Company must file a public disclosure describing any transactions undertaken by the Company to increase its equity and providing an indication of its equity following those transactions on or before March 31,2025 (iv) The Company must provide the Panel with an update on its fundraising plans, updated income projections for the next 12 months, with all underlying assumptions clearly stated on or before March 31, 2025.

(C) On January 31, 2025, the Company entered into a securities purchase agreement with certain additional accredited investors, for the second closing of the December 2024 Offering (the “Second Closing”). In connection with the second closing, the Company issued 52,490 shares (1,049,796 prior to Second Reverse Stock Split) of common stock of the Company, Pre-funded warrants issued to certain investors, at their option, exercisable for an aggregate of up to 43,600 (872,000 prior to Second Reverse Stock Split) shares of Common Stock, Series A Warrants to initially purchase up to an aggregate of 240,225 (4,804,491 prior to Second Reverse Stock Split) shares of Common Stock and Series B Warrants to purchase initially no shares of Common Stock and then up to such number of shares of Common Stock, as determined on the Reset Date for an aggregate investment of $3 million. The Securities were offered at a price of $31.20 ($1.56 prior to Second Reverse Stock Split). Out of the total proceeds of $3 million, the Company did not receive any cash proceeds with respect to Securities with a subscription price of $1.56 million, as those Securities were issued in consideration for the settlement of litigation with Randall Yanker. Hence, the Company raised gross proceeds of $1.44 million and net proceeds of $1.25 million after deduction of offering expenses amounting to $0.2 million.

(D) In August 2022, the Company received a complaint and a demand for trial by jury from Randall Yanker (complainant) towards non-payment of performance bonus consideration seeking damages amounting to $15.9 million towards breach of contract claims, as well as costs, attorneys’ fees, and interest on the $15.9 million amount.

On February 4, 2025, the Company entered into a settlement agreement with Randall Yanker to settle claims arising out of a certain consulting agreement, dated May 1, 2020, for which claims had been brought by Mr. Yanker. Pursuant to the Settlement Agreement, the Company agreed to issue an aggregate of (i) 50,000 (1,000,000 prior to Second Reverse Stock Split) shares and/or Pre-Funded Warrants, (ii) Series A Warrants to initially purchase up to an aggregate of 125,000 (2,500,000 prior to Second Reverse Stock Split) shares of Common Stock and (iii) Series B Warrants, in connection with the second closing of December 2024 offering. The settlement agreement is considered a recognized subsequent event and hence, as on December 31, 2024, the Company has recorded a provision for expense under ‘Accounts payable’ under Condensed Consolidated Balance Sheets for an amount equal to the fair value of instruments issued on settlement on February 4, 2025 and has recorded the corresponding expense as ‘Loss on litigation settlement’ under ‘Other income/expense’ in the Condensed Consolidated Statements of Operations.

37	Subsequent events

The Company has evaluated subsequent events, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

(A) On April 12, 2024, Geiv Dubash has resigned from the role of Chief Financial Officer (CFO) and effective April 12, 2024, Sachin Gupta, the Finance Controller of the Company, is serving as the interim principal financial and accounting officer of the Company.

(B) On May 06, 2024, the Company has entered into a Common Stock Purchase Agreement and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital LLC (“White Lion” or “Investor”) to issue shares up to the aggregate amount of $25,000,000 through Equity line of credit approach. The Investor shall have the option to purchase the Common Stock of the Company, as and when the Company issues a Purchase Notice to the Investor. The above issuance and related receipt of amount is subject to the fulfilment of certain conditions which is outside the control of the Company. The Company has not issued any shares or received any amounts pertaining to this agreement. Currently, the Company is not considering raising funds under this agreement.

(C) In accordance with agreement with ACM Zoomcar Convert LLC, subsequent to the Consolidated Balance Sheet date, since the stock price of the Company is lower than the Conversion floor price and hence triggers a cash settlement obligation for the outstanding Atalaya Note as per the original payment schedule.

(D) On May 22, 2024, the Company received a notice from ACM Zoomcar Convert LLC (ACM) stating that the Company is in default of the terms of the Unsecured Convertible Note issued to ACM on December 28, 2023, since the Company has entered into an equity line arrangement with White Lion Capital LLC, a variable rate transaction, without the prior consent of ACM. Further, on June 25, 2024, the Company has received another notice of default from ACM as the Company has incurred indebtedness in the form of $3,600,000 in principal amount of notes in a transaction involving Aegis Capital Corp. (“Aegis”) acting as the placement agent prior to which, the consent of ACM was not obtained. As per the terms of the Unsecured Convertible Note issued, in the event of any default, all accrued but unpaid Interest plus liquidated damages and other amounts thereof, shall become immediately due and payable in cash. The Company is in discussion with ACM on this matter to settle the same.

(E) On June 18, 2024, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company issued and sold an aggregate of $3,600,000 in principal amount of notes (the “Notes”) and warrants to purchase up to an aggregate of 52,966,102 shares of Company common stock (the “June Warrants”) for gross proceeds of $3,000,000. The Notes bear interest at a rate of 15% per annum (up to 20% per annum during the occurrence of an Event of Default computed on the basis of a 360-day year and twelve 30-day months and payable in arrears on the Maturity Date. The June Warrants are each exercisable for one share of common stock at an initial exercise price of $0.1416 per share. The June Warrants may be exercised at any time on or after the later of (i) the six-month anniversary of the issuance date or (ii) the date that the Company obtains Stockholder Approval and expiring on the five year anniversary of the date that of the last to occur of (a) the Resale Effective Date and (b) the date that Stockholder Approval is obtained.

(F) On June 18, 2024, Graham Gullans resigned from the Board of Directors and on June 20, 2024, the Company has terminated Greg Moran from the role of the Chief Executive Officer (CEO) and is required to resign from the Board of Directors of the Company. Effective June 20, 2024, Hiroshi Nishijima, the Chief Operating Officer of the Company, will serve as the interim CEO.

(G) On June 30, 2024, Adarsh Menon has resigned from the role of President of the Company.

(H) On June 20 2024, the Board has appointed John Clarke and Mark Bailey as independent directors to fill vacancies of Mr. Graham Gullans and David Ishag.

(I) Subsequent to Consolidated Balance Sheet date, the Company continues to default in making the payments for all outstanding balances owed to lease vendors and lenders as explained in Note 11 and 15 of Consolidated financial statements respectively.